JPMORGAN TRUST I

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Prospectuses dated February 28, 2011

J.P. Morgan Funds

JPMorgan Income Builder Fund

Prospectuses dated February 28, 2011

JPMorgan Alternative Strategies Fund

Prospectuses dated June 2, 2010, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

Prospectuses dated July 1, 2010, as supplemented

J.P. Morgan Specialty Funds

JPMorgan International Realty Fund

Prospectuses dated February 28, 2011

JPMorgan Global Natural Resources Fund

Prospectuses dated November 18, 2010

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectuses dated November 1, 2010, as supplemented

J.P. Morgan International Funds

JPMorgan International Currency Income Fund

Prospectus dated February 28, 2011

J.P. Morgan International Equity Funds

JPMorgan Asia Equity Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Focus Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Plus Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

Prospectuses dated February 28, 2011

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan High Yield Fund

Prospectuses dated July 1, 2010, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2011

(All Share Classes)

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 (“Effective Date”), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days (“Redemption Fees”). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the “Shareholder Fee Table” in the Risk/Return Summary and the “How to do Business with the Funds “ section including deletion of the section “Do I pay a redemption fee?” Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing “round trips” in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds’ market timing policies, please see “When can I buy shares?” in the “How to Do Business with the Funds” section of each Fund’s prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-RED-311